Commitments And Contingencies (Narrative) (Details)					9 Months Ended	12 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 01, 2016 USD ($)	Sep. 14, 2015 USD ($) $ / shares shares	May 05, 2015 USD ($)	Sep. 30, 2017 USD ($) shares	Dec. 31, 2016 USD ($) ft² shares	Dec. 31, 2015 USD ($)	Aug. 11, 2015 USD ($)
Loss Contingencies [Line Items]
Rent expense						$ 1,000,000	$ 900,000
Future minimum lease payments due in 2017						900,000
Future minimum lease payments due in 2018						900,000
Future minimum lease payments due in 2019						900,000
Future minimum lease payments due in 2020						900,000
Future minimum lease payments due in 2021						900,000
Future minimum lease payments due in 2022						900,000
Future minimum lease payments due in 2023						900,000
Future minimum lease payments due in 2024						400,000
Equipment purchases commitments					$ 200,000	$ 600,000
Contribution limitation to percentage of compensation						15.00%
Options granted, Number of Shares | shares					498,803	1,435,097
Stock options, value					$ 700,000	$ 1,000,000
Loss contingency, damages sought by plaintiff				$ 389,000,000
Counter complaint, damages sought								$ 3,500,000
Settlement consideration		$ 227,000,000
Additional settlement expense						$ 0
Chief Financial Officer [Member]
Loss Contingencies [Line Items]
Annual base salary			$ 345,000
Bonus percentage of base salary			20.00%
Options granted, Number of Shares | shares			75,000
Options granted, strike price | $ / shares			$ 2.50
Options expiration term			5 years
Relocation allowance			$ 13,000
Severance payment period upon termination			6 months
Resigned Chief Financial Officer [Member]
Loss Contingencies [Line Items]
Severance payment period upon termination			6 months
Severance payment	$ 168,000		$ 103,000
Share-based Compensation Award, Tranche One [Member] | Chief Financial Officer [Member]
Loss Contingencies [Line Items]
Options vesting period			3 years
Maximum [Member] | Share-based Compensation Award, Tranche One [Member]
Loss Contingencies [Line Items]
Options vesting period						5 years
Hopewell Junction, New York [Member]
Loss Contingencies [Line Items]
Area of leased real estate property | ft²						37,000
Lease expiration date						May 01, 2024
Santa Clara, California [Member]
Loss Contingencies [Line Items]
Area of leased real estate property | ft²						2,000
Lease expiration date						Oct. 01, 2017
Bellevue, Washington [Member]
Loss Contingencies [Line Items]
Area of leased real estate property | ft²						1,800
Lease expiration date						Oct. 01, 2017